SHORT-TERM INVESTMENTS - Available for Sale Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 Mutual funds [Member] CNY	Dec. 31, 2012 Mutual funds [Member] USD ($)	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2011 Equity securities [Member] CNY	Dec. 31, 2012 Equity securities [Member] USD ($)	Dec. 31, 2012 Equity securities [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Cost	249,131		308,446	27,178		27,178	221,953		281,268
Gross realized gains	13,329		17,548				13,329		17,548
Gross unrealized losses	(17,370)		(35,999)	(7,575)		(6,419)	(9,795)		(29,580)
Other-than -temporary impairment
Fair value	245,090	$ 46,547	289,995	19,603	$ 3,332	20,759	225,487	$ 43,215	269,236